Prepaid Expenses and Advance Payment to Suppliers	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Prepaid Expenses And Advance Payment To Suppliers
Prepaid Expenses and Advance Payment to Suppliers
4.	Prepaid Expenses and Advance Payment to Suppliers

	June 30, 2021 (Unaudited)	December 31, 2020 (Audited)
	$	$
Prepaid expenses	42,138	76,597
Advance payments to Suppliers	196,101	122,616
	238,239	199,213

4.	Prepaid Expenses and Advance Payment to Suppliers

	December 31, 2020 (Audited)	December 31, 2019 (Audited)
	$	$
Prepaid expenses	76,597	-
Advance payments to Suppliers	122,616	96,717
	199,213	96,717